CONVERTIBLE DEBENTURE PAYABLE (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Convertible Debenture Payable With Detached Free-standing Warrant	$ 3,048,781	$ 0
Unamortized Debt Discount	(1,291,882)	0
Net Convertible Debenture Payable	$ 1,756,899	$ 0